6. Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Accounts receivable | $		$ 4,431		$ 4,557
Less: Allowance for doubtful debts | $		(38)		(57)
Net | $		$ 4,393		$ 4,500
ZHEJIANG JIAHUAN
Accounts receivable	¥ 91,069		¥ 99,864
Less: Allowance for doubtful debts	(32)		(32)		¥ (131)
Net	91,037		99,832
ZHEJIANG TIANLAN
Accounts receivable	204,166		238,325
Less: Allowance for doubtful debts	(39,066)		(30,418)
Net	¥ 165,100		¥ 207,907